Group Income Statement (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Duty excise and other taxes levied on tobacco and tobacco related products	£ 15,320	£ 15,515